Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation and Use of Estimates
The accompanying unaudited interim Condensed Consolidated Financial Statements (“interim statements”) of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X issued by the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these interim statements have been included. The results reported in these interim statements are not necessarily indicative of the results that may be reported for the entire year. These interim statements should be read in conjunction with the Partnership’s Consolidated Financial Statements for the year ended December 31, 2013, which are included in the Partnership’s Annual Report on Form 10-K filed with the SEC on February 28, 2014 and the recasted financial information included in Exhibit 99.1. The year-end balance sheet data was derived from the audited financial statements, but does not include all disclosures required by GAAP.
The Augusta Contribution was accounted for as a transaction between entities under common control whereby Augusta's net assets were recorded at their historical cost. Therefore, the Partnership's historical financial information was recast to combine Augusta and the Partnership as if the combination had been in effect since inception of the common control. Refer to Note 8 for additional disclosure regarding the Augusta Contribution.
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation
The consolidated financial statements through August 15, 2012 include the consolidated results of operations and cash flows, as well as the financial position of the sponsor (the "Predecessor"). In early 2011, the sponsor acquired land in Monroe County, Wisconsin for the purpose of excavating sand for sale into the oil and natural gas markets. In June 2011, the sponsor completed its construction of the Wyeville Plant in order to process sand excavated from the Monroe County, Wisconsin site, with its first shipments occurring on July 21, 2011.
The consolidated financial statements from August 16, 2012 through December 31, 2013 include the consolidated results of operations and cash flows of the Partnership (the "Successor"). The consolidated financial statements include results of operations and cash flows for D&I prospectively from June 11, 2013. The balance sheet as of December 31, 2013 includes only the financial position of the Partnership, including the retained earnings of the Partnership’s operations from August 16, 2012 through December 31, 2013.
The Augusta Contribution was accounted for as a transaction between entities under common control whereby Augusta's net assets were recorded at their historical cost. Therefore, the Partnership's historical financial information was recast to combine Augusta and the Partnership as if the combination had been in effect since inception of the common control. Refer to Note 9 for additional disclosure regarding the Augusta Contribution.